Operating Leases	3 Months Ended
Mar. 31, 2020
Operating Leases
Operating Leases

12.     Operating Leases

The Company leases office spaces and a data center under noncancelable lease terms. These leases have a remaining lease term of up to six years, with a small number of office spaces that are month-to-month and accounted for as short-term leases in accordance with ASC 842-20-25-2. The Company has not recognized renewal options as part of its right-of-use assets and lease liabilities, as renewal options are not reasonably certain of exercise or occurrence as of March 31, 2020. Additionally, these leasing arrangements do not contain residual value guarantees, and there are no other restrictions or covenants in the contracts.

Some real estate leases contain lease and non-lease components. Non-lease components generally represent use-based charges for common area maintenance, taxes and utilities. The Company has elected not to separate lease and non-lease components. In addition to variable lease payments for use-based charges, some leasing arrangements contain variable lease payments that increase based on a consumer price index. Some contracts also contain lease incentives such as tenant improvement allowances and rent holidays, which are treated as a reduction of lease payments for the measurement of the lease liability.

Determination of a leasing arrangement is performed at inception. Right-of-use assets represent the Company's right to use leased assets over the term of the lease, adjusted for lease incentives such as tenant improvements. Lease liabilities represent the Company's contractual obligation to make lease payments over the lease term. Right-of-use assets and lease liabilities are determined based on the present value of future lease payments using the interest rate implicit in the loan or, if that rate cannot be readily determined, the incremental borrowing rate. Incremental borrowing rates were determined for each lease based on the Company's borrowing rate adjusted for term differences and foreign currency risk.

The following table presents components of lease cost recorded in the condensed consolidated statement of operations and supplemental information for the three months ended March 31, 2020.

Three Months Ended March 31,
2020
(dollars in thousands)
Lease costs:
Operating lease costs	$919
Short-term lease costs	100
Variable lease costs	512
Total lease costs	$1,531

Weighted-average:
Remaining lease term	5.5
Discount rate	4.8%

Other information:
Cash paid for the amounts included in the measurement of lease liabilities within operating cash flows	$846

As of March 31, 2020, the maturities of remaining lease payments included in the measurement of operating leases are as follows:

Year Ending December 31,	March 31, 2020
(in thousands)
2020 (remaining nine months)	$3,106
2021	4,093
2022	4,016
2023	4,069
2024	3,730
Thereafter	3,602
Total lease payments	22,616
Less: imputed interest	(2,768)
Total operating lease liability	$19,848

As previously disclosed in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019, the following table summarizes the future minimum lease payments related to operating leases as of December 31, 2019 under ASC 840.

Year Ending December 31,	December 31, 2019
(in thousands)
2020	$3,819
2021	3,774
2022	3,785
2023	3,839
2024	3,712
Thereafter	3,606
Total	$22,535